Consolidated Statement of Cash Flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Consolidated Statement of Cash Flows [Line Items]
Profit (loss)		€ 80		€ (2,949)
Cash flows from operating activities: Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		1,267		301
Restructuring activities		197		33
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(411)		(78)
Deferred income taxes, net		(113)		2,015
Impairment, depreciation and other amortization, and accretion		952		2,446
Share of net income from equity method investments		(60)		(74)
Income (loss) adjusted for noncash charges, credits and other items		1,912		1,694
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(632)		(949)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		7,374		1,873
Non-Trading financial assets mandatory at fair value through profit and loss		3,506		(380)
Financial assets designated at fair value through profit or loss		(377)		72
Loans at amortized cost		(7,511)		(13,258)
Other assets		(43,497)		(56,909)
Deposits		762		11,502
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	3,483		(2,184)
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		4,141		2,285
Other short-term borrowings		(1,229)		(1,749)
Other liabilities		40,054		37,805
Senior long-term debt	[2]	17,332		(4,907)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(1,045)		(11,380)
Other, net		(59)		16,220
Net cash provided by (used in) operating activities		24,214		(20,260)
Cash flows from investing activities: Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		21,931		10,378
Maturities of financial assets at fair value through other comprehensive income		19,190		18,503
Sale of debt securities held to collect at amortized cost		6,663		21
Maturities of debt securities held to collect at amortized cost		2,106		605
Sale of equity method investments		29		5
Sale of property and equipment		4		11
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(41,614)		(26,520)
Debt securities held to collect at amortized cost		(2,098)		(11,550)
Equity method investments		(3)		(5)
Property and equipment		(181)		(313)
Net cash received in (paid for) business combinations/divestitures		2		1,622
Other, net		(436)		(541)
Net cash provided by (used in) investing activities		5,593		(7,784)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		22	[3]	19
Repayments and extinguishments of subordinated long-term debt		(1,131)	[3]	(84)
Issuances of trust preferred securities		0	[4]	0
Repayments and extinguishments of trust preferred securities		(711)	[4]	0
Principal portion of lease payments		(311)		387
Common shares issued		0		0
Purchases of treasury shares		(255)		(934)
Sale of treasury shares		52		822
Additional Equity Components (AT1) issued		1,153		0
Purchases of Additional Equity Components (AT1)		(731)		(61)
Sale of Additional Equity Components (AT1)		723		63
Coupon on additional equity components, pre tax		(349)		(330)
Dividends paid to noncontrolling interests		0		(56)
Net change in noncontrolling interests		(34)		(5)
Cash dividends paid to Deutsche Bank shareholders		0		(227)
Other, net		0		0
Net cash provided by (used in) financing activities		(1,572)		(406)
Net effect of exchange rate changes on cash and cash equivalents		472		793
Net increase (decrease) in cash and cash equivalents		28,709		(27,657)
Cash and cash equivalents at beginning of period		128,869		180,822
Cash and cash equivalents at end of period		157,578		153,165
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		363		521
Interest paid		4,403		6,505
Interest and dividends received [Abstract]
Interest received		10,496		11,913
Dividend received		245		1,063
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		149,447		145,703
Interbank balances (w/o central banks)		8,131		7,462
Total		€ 157,578		€ 153,165

[1]	Included are senior long-term debt issuances of EUR1.0billion and EUR2.0billion and repayments and extinguishments of EUR1.3billion and EUR2.3billion through June 30, 2020 and June 30, 2019, respectively.
[2]	Included are issuances of EUR37.0billion and EUR15.4billion and repayments and extinguishments of EUR20.1billion and EUR23.3billion through June 30, 2020 and June 30, 2019, respectively.
[3]	Non-cash changes for Subordinated Long-Term Debt are EUR226million in total and mainly driven by Fair Value changes of EUR237million and Foreign Exchange movements of EUR(12)million.
[4]	Non-cash changes for Trust Preferred Securities are EUR46million in total and mainly driven by Fair Value changes of EUR44million and Foreign Exchange movements of EUR(2)million.